LONG-TERM LOANS	12 Months Ended
Jun. 30, 2019
LONG-TERM LOANS
LONG-TERM LOANS

NOTE 14 -   LONG-TERM LOANS

		June 30,
		2018	2019

MYR denominated loan	(i)	1,016	947
SGD denominated loan	(ii)	177	346
Convertible Bond	(iii)	19,866	19,995
		$21,059	$21,288

Less: Current portion		(350)	(20,310)

		$20,709	$978

i.	The MYR denominated loans are repayable in 3 to 75 installments with the last installment due in December 2041. For the years ended June 30, 2018 and 2019, the effective interest rates ranged from 2.19% to 5.68% per annum and 2.19% to 5.12% per annum, respectively. The borrowings are secured by the mortgages of buildings and vehicles in Malaysia, with an aggregate carrying value of $2,666 and $1,040 as of June 30, 2018 and 2019, respectively.
ii.	The SGD denominated loans are repayable in 10 to 31 installments with the last installment due on March 15, 2024. For the years ended June 30, 2018 and 2019, the effective interest rates ranged from 2.68% to 5.44% per annum and 2.44% to 2.78% per annum, respectively. The borrowing is secured by vehicles with a total carrying value of $204 and $427 as of June 30, 2018 and 2019, respectively.
iii.	Convertible Bond

On May 30, 2014, the Company entered into a Convertible Bond agreement with International Finance Corporation ("IFC"), under which the Company borrowed $20,000 from IFC (the “Convertible Bond”) with an interest rate of 2.1% per annum and commitment fee of 0.5% per annum paid in arrears semi-annually. The Convertible Bond has a five year term and was drawn down on August 30, 2014 and is repayable in full on August 29, 2019.

Conversion rate

The initial conversion rate at the time of the agreement is 38 ordinary shares per $1, and the initial conversion price is $26.35 per share. The initial conversion rate and conversion price are subject to subsequent adjustments with events that may dilute the unit price per share. Since the Company paid out cash dividends of $0.40 per share in March 2015, $0.20 per share in November 2016, $0.12 per share in November 2017, and $0.18 per share in November 2018, the conversion rate and conversion price was adjusted to 39.81 ordinary shares per $1 and $25.12 per share, respectively.

Conversion

The Convertible Bond has both voluntary and mandatory conversion terms. IFC may at its option convert, in $1,000 increments, the Convertible Bond in whole or in part, into the Company’s ordinary shares at any time on or prior to the maturity date at a conversion rate and a conversion price in effect at such time. The conversion rate is subject to anti-dilution. According to the Convertible Bond agreement, 50% of the principal amount of the Convertible Bond then outstanding will be mandatorily converted into ordinary shares of the Company at the conversion rate and conversion price then in effect if at any time, with respect to the period of 30 consecutive trading days ending at such time, the volume weighted average prices for 20 trading days or more in such 30 consecutive trading day period is equal to or more than 150% of the conversion price in effect at such time. In addition, 100% of the principal amount of the Convertible Bond then outstanding will be mandatorily converted into ordinary shares at the conversion rate and conversion price then in effect if at any time, with respect to the period of 30 consecutive trading days ending at such time, the volume weighted average prices for 20 trading days or more in such 30 consecutive trading day period is equal to or more than 200% of the conversion price in effect at such time.

Non-conversion compensation feature

In the event that there remains any outstanding principal of the Convertible Bond not converted by IFC into ordinary shares at the maturity date, the Company shall pay to IFC an additional amount equal to 4% of such outstanding principle (“non-conversion compensation feature”). The non-conversion compensation feature is bifurcated as a derivative liability and measured at its fair value at each reporting period end.

Registration rights agreement

The Company has filed a shelf-registration statement with the United States Securities and Exchange Commission with respect to the resale of any ordinary shares issued or issuable upon conversion of the Convertible Loan. The Company shall maintain the effectiveness of the registration statement for so long as any registrable securities remain issued and outstanding. In the event that the registration statement is not declared effective or ceases to remain continuously effective such that IFC is not able to utilize the prospectus to resell its ordinary shares, the Company shall pay a penalty equal to 0.5% of the aggregate principal amount of the Convertible Bond that was converted into unregistered ordinary shares then held by IFC. The maximum aggregate penalty payable to IFC shall be 5% of the aggregate principal amount of the Convertible Bond that was converted.

In accounting for the issuance of the Convertible Bond, the Company bifurcated the non-conversion compensation feature from the Convertible Bond in accordance with ASC 815-15-30-2. The bifurcated feature is accounted for as a liability at its fair value at each reporting period end. The Company did not bifurcate the conversion option, as it is considered indexed to the entity’s own stock and meets the equity classification guidance in ASC 815-40-25, it is eligible for a scope exception from ASC 815 and does not need to be bifurcated from the underlying debt host instrument. At the commitment date, there was no beneficial conversion as the conversion price was higher than the stock price. The fees and expenses associated with the issuance of the Convertible Bond are recorded as a discount to the debt liability in accordance with ASU 2015-03, which the Company has early adopted in fiscal year ended June 30, 2015. The Convertible Bond, which is the proceeds net of fees and expenses payable to the creditor and the fair value of the bifurcated derivative, will be accreted to the redemption value on the maturity date using the effective interest method over the estimated life of the debt instrument. The registration right liability is accounted for in accordance with ASC 450-20 which defines that a liability should be recorded in connection with the registration rights agreement when it becomes probable that a payment under the registration rights agreement would be required and the amount of payment can be reasonably estimated. As of June 30, 2019, the Company did not recognize any liability related to the registration right.

The Company paid up-front fees related to the issuance of the Convertible Bond amounting to $349.

For the years ended June 30, 2017, 2018 and 2019, the accretion of the Convertible Bond was $230, $230 and $230, respectively.

Scheduled principal and interest payments for all outstanding long-term loans as of June 30, 2019 are as follows:

Year ending June 30,
2020	$20,455
2021	320
2022	266
2023	180
2024 and onwards	259
$21,480

For the years ended June 30, 2017, 2018, and 2019, interest expenses of long-term loans incurred amounted to $760, $316 and $465, respectively, and nil was capitalized as construction in progress for either of these three years.

As of June 30, 2019, the Company is in compliance with the debt covenant requirements for the Convertible Bond.

The Convertible Bond was repaid in full on August 29, 2019.